Expense Example - Class A	Oct. 31, 2025 USD ($)
Allspring Emerging Markets Equity Advantage Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 711
Expense Example, with Redemption, 3 Years	1,012
Expense Example, with Redemption, 5 Years	1,347
Expense Example, with Redemption, 10 Years	2,293
Allspring Emerging Markets Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	711
Expense Example, with Redemption, 3 Years	1,000
Expense Example, with Redemption, 5 Years	1,310
Expense Example, with Redemption, 10 Years	2,188
Allspring International Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	685
Expense Example, with Redemption, 3 Years	953
Expense Example, with Redemption, 5 Years	1,241
Expense Example, with Redemption, 10 Years	2,059
Allspring Special Global Small Cap Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	710
Expense Example, with Redemption, 3 Years	1,012
Expense Example, with Redemption, 5 Years	1,352
Expense Example, with Redemption, 10 Years	2,309
Allspring Special International Small Cap Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	706
Expense Example, with Redemption, 3 Years	1,004
Expense Example, with Redemption, 5 Years	1,344
Expense Example, with Redemption, 10 Years	$ 2,302